Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Components of net deferred tax assets

The components of the net deferred tax assets are as follows ($ in millions):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$92.7	$62.1
Deferred ceding commission	4.8	—
Charitable contribution	4.7	0.3
Stock-based compensation	3.8	0.4
Net unearned premium	1.4	2.9
Startup costs	0.9	1.0
Other	0.3	0.1
Total gross deferred tax assets	108.6	66.8

Deferred tax liabilities:
Deferred acquisition costs	(0.8)	(0.4)
Depreciation and amortization	(0.9)	(0.4)
Total gross deferred tax liabilities	(1.7)	(0.8)

Valuation allowance	(106.9)	(66.0)
Total deferred tax assets, net	$—	$—

(Loss) income before tax

(Loss) income before tax consists of the following ($ in millions):

	December 31,
	2020	2019	2018
United States	$(123.6)	$(109.5)	$(53.0)
Foreign	2.8	1.6	0.4
Total	$(120.8)	$(107.9)	$(52.6)

Income tax expense

Income tax expense consists of the following ($ in millions):

	December 31,
	2020	2019	2018
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	1.5	0.6	0.3
Total current	1.5	0.6	0.3

Deferred:
Federal	$—	$—	—
State	—	—	—
Foreign	—	—	—
Total deferred	—	—	—
Total income tax expense	$1.5	$0.6	$0.3

Effective income tax rate reconciliation

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	December 31,
	2020	2019	2018
Income at US statutory rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	12.8%	13.9%	12.0%
Permanent differences	(1.2)%	(1.7)%	(1.4)%
Tax law change	—%	—	0.5%
Foreign rate differential	0.2%	0.1%	—%
Valuation allowance	(33.9)%	(33.9)%	(33.6)%
Other	(0.1)%	—	0.9%
Total income taxes	(1.2)%	(0.6)%	(0.6)%